Revenues and segmented information - Narrative (Details)	12 Months Ended
	Jun. 30, 2018 CAD ($) segment	Jun. 30, 2017 CAD ($)	Jun. 30, 2016 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reportable segments | segment	3
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	$ 10,968,000	$ 1,540,000
Goodwill	240,806,000	240,534,000
Revenues	434,416,000	298,712,000
Property and equipment	30,436,000	30,996,000	$ 17,683,000
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	168,038,000	173,427,000
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill	26,399,000	26,742,000
Revenues	144,940,000	1,089,000
Property and equipment	67,000	125,000
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	109,024,000	108,849,000
Countries outside of Canada and the USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill	5,334,000	3,771,000
Revenues	12,414,000	15,347,000
Property and equipment	1,872,000	2,091,000
Intangible Assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	546,997,000	555,408,000	$ 144,610,000
Intangible Assets | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	423,485,000	422,170,000
Intangible Assets | Countries outside of Canada and the USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	30,332,000	55,956,000
DHX Television
Disclosure of disaggregation of revenue from contracts with customers [line items]
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	2,787,000	0
Goodwill	33,224,000	33,224,000
Revenues	55,014,000	57,384,000
Content Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	9,240,000	1,540,000
Goodwill	207,582,000	207,310,000
Revenues	366,368,000	222,514,000
CPLG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill	$ 0	$ 0